TRADE RECEIVABLES - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 6,225.8	R$ 5,737.5
Bad debt provision	(721.0)	(679.1)
Trade receivables, net	5,504.8	5,058.4
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,129.5	4,573.0
Bad debt provision
Trade receivables, net	5,129.5	4,573.0
Less Than One Month [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	283.4	343.8
Bad debt provision
Trade receivables, net	283.4	343.8
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	66.3	100.5
Bad debt provision		(0.3)
Trade receivables, net	66.3	100.2
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	33.2	49.4
Bad debt provision	(7.7)	(10.8)
Trade receivables, net	25.5	38.6
Later Than Three Months And Less Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	6.5	19.3
Bad debt provision	(6.4)	(16.5)
Trade receivables, net	0.1	2.8
Later Than Six Months And Less Than 12 Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	46.6	40.2
Bad debt provision	(46.6)	(40.2)
Trade receivables, net
Later Than A Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	660.3	611.3
Bad debt provision	(660.3)	(611.3)
Trade receivables, net